Leasing - Contractual flows of lease liability and costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Discounting effect	kr (3)	kr 0
Lease liabilities	153	19	kr 44
Cash outflow	31	34
Within 1 year
Leases
Undiscounted lease payments	21	18
Between 1 and 5 years
Leases
Undiscounted lease payments	122	kr 1
More than 5 years
Leases
Undiscounted lease payments	kr 13